IVY FUNDS

6300 LAMAR AVENUE

P. O. BOX 29217

SHAWNEE MISSION, KANSAS 66201-9217

September 10, 2010

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re:	Ivy Funds (Registrant)
File Nos. 333-168744/CIK #883622

Dear Sir or Madam:

On behalf of the Registrant, we are transmitting for electronic filing a Combined Prospectus and Proxy Statement pursuant to Schedule N-14A of the Securities Exchange Act of 1933. The Combined Prospectus and Proxy Statement is for the purpose of soliciting shareholder approval of the merger and acquisition relating to Ivy Mortgage Securities Fund into the Ivy Bond Fund, each a series of Ivy Funds. The Registrant amends the Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall become effective in accordance with Section 8(a) of the Securities Exchange Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

If you have any questions or comments concerning the foregoing, please contact me at 913-236-2432.

Very truly yours,

/s/ Mara Herrington
Mara Herrington
Vice President and Secretary